Personnel expenses (Details 6)	12 Months Ended
Dec. 31, 2017 BRL (R$)
Balance Plans
Number of Shares	R$ 3,388,106
1st Long Term Incentive Global CRDIV - Grant 2014
Balance Plans
Number of Shares	R$ 1,613,057
Granted Year	2014
Employees	Executives
Data of Commencement of the Period	Jan-14
Data of Expiry of Period	Dec-17
2nd Long -Term Incentive Global Plan CRDIV - Grant 2015
Balance Plans
Number of Shares	R$ 1,775,049
Granted Year	2016
Employees	Executives
Data of Commencement of the Period	Jan-15
Data of Expiry of Period	Dec-17